Schedule of Related Party Balances from Balance Sheet (Details) - Related Party [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	$ 582,855	$ 968,023	$ 2,095,320
Accounts payable	164,917	75,608	$ 577,315
Promissory Note, see Note 9	$ 10,748,408	$ 11,004,173